Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation	$ (114,203,295)	$ (130,397,533)	$ (123,336,695)
Amortization	(3,134,258)	(2,202,848)	(1,498,864)
Subtotal	(117,337,553)	(132,600,381)	(124,835,559)
Impairment loss recognized in the period’s profit or loss	55,494	(30,785,531)	9,793,652
Total depreciation, amortization and impairment losses	$ (117,282,059)	$ (163,385,912)	$ (115,041,907)